NOTES PAYABLE (Schedule of Notes Payable) (Details) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Notes Payable [Abstract]
Principal amount	$ 10,071,828	$ 9,000,000
PIK interest accrued	417,070	63,014
Notes payable	10,488,898	9,063,014
Less current portion	(2,455,000)	(1,350,000)
Notes payable and PIK interest accrued, net of current portion	$ 8,033,898	$ 7,713,014